AVAILABLE-FOR-SALE MARKETABLE SECURITIES (Schedule Of Available-For-Sale Securities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	$ 54,565	$ 49,078
Gross unrealized gains	195	244
Gross unrealized losses	(256)	(220)
Fair value	54,504	49,102
Reclassification of certain securities to long-term	25,571	7,966
Short-term marketable securities	28,933	41,136
Matures Within One Year [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	9,739	15,442
Gross unrealized gains	51	56
Gross unrealized losses	(8)	(10)
Fair value	9,782	15,488
Matures After One Year Through Three Years [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	37,629	27,170
Gross unrealized gains	127	188
Gross unrealized losses	(76)	(36)
Fair value	37,680	27,322
Money Market Funds [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	1,535	3,548
Gross unrealized gains
Gross unrealized losses
Fair value	1,535	3,548
Certificate of deposit [Member] | Matures Within One Year [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	2,494	5,658
Gross unrealized gains	3	11
Gross unrealized losses		(1)
Fair value	2,497	5,668
Certificate of deposit [Member] | Matures After One Year Through Three Years [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	2,735	3,260
Gross unrealized gains	1	16
Gross unrealized losses	(6)
Fair value	2,730	3,276
Government Debentures - Fixed Interest Rate [Member] | Matures Within One Year [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	1,516	2,617
Gross unrealized gains	13	43
Gross unrealized losses
Fair value	1,529	2,660
Government Debentures - Fixed Interest Rate [Member] | Matures After One Year Through Three Years [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	2,260	1,570
Gross unrealized gains		72
Gross unrealized losses	(6)
Fair value	2,254	1,642
Government Sponsored Enterprises - Fixed Interest Rate [Member] | Matures Within One Year [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	455	4,558
Gross unrealized gains
Gross unrealized losses	(8)
Fair value	447	4,558
Government Sponsored Enterprises - Fixed Interest Rate [Member] | Matures After One Year Through Three Years [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	3,236	8,671
Gross unrealized gains		4
Gross unrealized losses	(2)	(2)
Fair value	3,234	8,673
Corporate Debentures - Fixed Interest Rate [Member] | Matures Within One Year [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	5,274	2,609
Gross unrealized gains	35	2
Gross unrealized losses		(9)
Fair value	5,309	2,602
Corporate Debentures - Fixed Interest Rate [Member] | Matures After One Year Through Three Years [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	29,398	13,669
Gross unrealized gains	126	96
Gross unrealized losses	(62)	(34)
Fair value	29,462	13,731
Corporate Debentures - Fixed Interest Rate [Member] | Matures After Three Years Through Five Years [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	4,465	1,531
Gross unrealized gains	17
Gross unrealized losses	(36)	(17)
Fair value	4,446	1,514
ARS [Member]
Schedule of Available-for-sale Securities [Line Items]
Fair value	1,061	1,230
ARS [Member] | Matures After Five Years [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	1,197	1,387
Gross unrealized gains
Gross unrealized losses	(136)	(157)
Fair value	$ 1,061	$ 1,230